Vanguard® Value Index Fund
Schedule of Investments (unaudited)
As of March 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.4%)
Basic Materials (2.4%)
	Linde plc	4,282,680	2,123,181
	Newmont Corp. (XNYS)	10,054,477	1,088,397
	Freeport-McMoRan Inc.	13,283,192	780,786
	Air Products & Chemicals Inc.	2,057,835	597,781
	Nucor Corp.	1,999,846	338,174
	International Paper Co.	4,880,340	174,228
	International Flavors & Fragrances Inc.	2,248,588	163,135
	Steel Dynamics Inc.	641,102	115,398
	LyondellBasell Industries NV Class A	1,191,031	95,950
			5,477,030
Consumer Discretionary (8.6%)
	Walmart Inc.	40,512,256	5,034,863
	Home Depot Inc.	9,200,308	3,025,889
	Walt Disney Co.	16,369,816	1,577,723
	Lowe's Cos. Inc.	5,184,772	1,225,058
	Ross Stores Inc.	2,989,409	647,596
	General Motors Co.	8,354,746	622,429
*	Warner Bros Discovery Inc.	21,773,913	597,912
	NIKE Inc. Class B	11,012,161	581,662
	Target Corp.	4,185,002	507,222
	Electronic Arts Inc.	2,313,010	471,553
	Ford Motor Co.	36,217,168	417,946
	Delta Air Lines Inc.	6,036,482	401,305
	eBay Inc.	4,140,586	376,876
	Garmin Ltd.	1,512,048	350,810
	DR Horton Inc.	2,409,604	330,646
	Royal Caribbean Cruises Ltd.	1,125,204	309,634
*	United Airlines Holdings Inc.	3,028,731	278,855
	Carnival Corp.	10,287,046	266,229
	Dollar General Corp.	2,034,441	241,549
	Tractor Supply Co.	4,864,716	220,372
*	Ulta Beauty Inc.	410,000	214,311
	PulteGroup Inc.	1,777,548	209,057
	Darden Restaurants Inc.	1,064,181	208,622
*	Dollar Tree Inc.	1,745,970	191,201
	Lennar Corp. Class A	1,968,412	170,937
	Southwest Airlines Co.	4,540,899	170,602
	Estee Lauder Cos. Inc. Class A	2,284,842	163,983
*	NVR Inc.	24,565	161,879
*	Copart Inc.	4,026,037	133,665
	Fox Corp. Class A	1,671,719	97,628
	Genuine Parts Co.	635,723	67,228
*	Flutter Entertainment plc	648,103	66,074
	Fox Corp. Class B	1,139,642	60,515
	Lennar Corp. Class B	15,602	1,313
			19,403,144
Consumer Staples (8.1%)
	Procter & Gamble Co.	21,477,760	3,102,248
	Coca-Cola Co.	31,797,471	2,418,198
	Philip Morris International Inc.	14,386,443	2,378,654
	PepsiCo Inc.	12,630,255	1,961,352
	Altria Group Inc.	15,451,917	1,019,672
	McKesson Corp.	1,132,022	979,607
	CVS Health Corp.	11,758,165	844,471
	Mondelez International Inc. Class A	11,847,262	682,876
	Colgate-Palmolive Co.	7,407,840	631,370
	Cencora Inc.	1,708,040	536,564
	Corteva Inc.	6,312,698	528,436
	Archer-Daniels-Midland Co.	4,447,389	323,281

		Shares	Market Value ($000)
	Sysco Corp.	4,426,457	315,739
	Keurig Dr Pepper Inc.	11,929,319	314,099
	Kroger Co.	4,264,044	308,546
	Kenvue Inc.	17,715,011	305,407
	Kimberly-Clark Corp.	3,067,701	295,941
	Hershey Co.	1,368,552	284,508
	Church & Dwight Co. Inc.	2,187,581	204,145
	Constellation Brands Inc. Class A	1,281,968	192,295
	General Mills Inc.	4,931,582	183,553
	Kraft Heinz Co.	7,658,377	172,237
	Tyson Foods Inc. Class A	2,606,954	167,028
	McCormick & Co. Inc.	2,343,789	118,221
			18,268,448
Energy (8.8%)
	Exxon Mobil Corp.	38,508,527	6,533,357
	Chevron Corp.	17,518,731	3,624,625
	ConocoPhillips	11,296,476	1,491,135
	Williams Cos. Inc.	11,290,090	821,693
	EOG Resources Inc.	4,958,373	716,832
	SLB Ltd.	13,820,426	710,232
	Valero Energy Corp.	2,763,726	682,861
	Phillips 66	3,703,752	674,749
	Marathon Petroleum Corp.	2,724,141	665,181
	Kinder Morgan Inc.	17,477,950	586,036
	Baker Hughes Co.	9,133,560	557,604
	ONEOK Inc.	5,820,657	526,129
	Cheniere Energy Inc.	1,845,647	523,721
	Occidental Petroleum Corp.	6,836,519	444,374
	Diamondback Energy Inc.	1,824,949	360,956
	Devon Energy Corp.	5,730,193	288,343
	Halliburton Co.	6,966,712	271,632
	Coterra Energy Inc.	6,685,005	234,911
			19,714,371
Financials (21.0%)
*	Berkshire Hathaway Inc. Class B	14,380,101	6,890,944
	JPMorgan Chase & Co.	23,248,927	6,838,904
	Bank of America Corp.	56,840,994	2,770,999
	Wells Fargo & Co.	28,517,367	2,270,268
	Goldman Sachs Group Inc.	2,606,140	2,204,768
	Morgan Stanley	11,005,924	1,811,245
	Citigroup Inc. (XNYS)	15,206,705	1,724,592
	Charles Schwab Corp.	15,384,318	1,445,818
*	Berkshire Hathaway Inc. Class A	1,773	1,273,262
	Blackrock Inc.	1,293,775	1,244,236
	Progressive Corp.	5,416,905	1,073,847
	Chubb Ltd.	3,252,568	1,060,110
	CME Group Inc.	3,314,517	978,943
	Intercontinental Exchange Inc.	5,248,688	825,514
	Marsh & McLennan Cos. Inc.	4,473,308	775,895
	PNC Financial Services Group Inc.	3,728,105	775,781
	Bank of New York Mellon Corp.	6,348,636	753,139
	US Bancorp	14,359,706	746,848
	Aon plc Class A (XNYS)	1,881,176	607,206
	Travelers Cos. Inc.	1,998,475	582,915
	KKR & Co. Inc.	6,179,266	571,582
	S&P Global Inc.	1,343,406	571,404
	Truist Financial Corp.	11,540,696	530,526
	Arthur J Gallagher & Co.	2,376,171	514,631
	Allstate Corp.	2,398,719	497,350
	Aflac Inc.	4,295,149	471,221
	Nasdaq Inc.	4,728,368	401,391
	Blackstone Inc.	3,412,543	392,408
	Fifth Third Bancorp	8,315,335	386,331
	Ameriprise Financial Inc.	842,749	374,518
	American International Group Inc.	4,959,041	373,168
	MetLife Inc.	5,122,450	362,260
	Hartford Insurance Group Inc.	2,549,551	344,776
	Prudential Financial Inc.	3,216,318	314,202
	State Street Corp.	2,447,321	309,733

		Shares	Market Value ($000)
*	Arch Capital Group Ltd.	3,124,034	299,876
	Huntington Bancshares Inc.	18,761,895	293,624
	M&T Bank Corp.	1,377,103	284,675
	Cboe Global Markets Inc.	967,382	271,902
	Willis Towers Watson plc	873,828	254,022
	Raymond James Financial Inc.	1,588,283	229,968
	Northern Trust Corp.	1,631,541	227,714
	Cincinnati Financial Corp.	1,438,306	226,317
	Citizens Financial Group Inc.	3,731,421	223,773
*	Markel Group Inc.	110,468	211,444
	Regions Financial Corp.	7,980,690	208,456
	KeyCorp	10,070,777	201,919
	T Rowe Price Group Inc.	2,015,483	181,676
	Principal Financial Group Inc.	2,004,015	180,582
	Broadridge Financial Solutions Inc.	1,079,099	175,332
	W R Berkley Corp.	2,634,269	174,599
	Brown & Brown Inc.	2,674,381	174,396
	Loews Corp.	1,523,561	162,625
	Interactive Brokers Group Inc. Class A	1,955,131	131,131
*	Rocket Cos. Inc. Class A	8,490,589	120,991
	Corebridge Financial Inc.	186	4
			47,305,761
Health Care (14.2%)
	Johnson & Johnson	22,272,306	5,444,242
	AbbVie Inc.	16,341,478	3,554,108
	Merck & Co. Inc.	22,849,883	2,748,612
	UnitedHealth Group Inc.	8,371,812	2,265,329
	Amgen Inc.	4,982,067	1,752,940
	Thermo Fisher Scientific Inc.	3,432,682	1,687,266
	Abbott Laboratories	16,059,635	1,648,843
	Gilead Sciences Inc.	11,473,354	1,599,041
	Pfizer Inc.	52,545,195	1,475,469
	Bristol-Myers Squibb Co.	18,821,613	1,141,531
	Danaher Corp.	5,882,452	1,115,313
	Medtronic plc	11,866,095	1,028,197
	Regeneron Pharmaceuticals Inc.	960,286	741,955
	HCA Healthcare Inc.	1,446,684	684,629
	Cigna Group	2,434,850	649,496
	Elevance Health Inc. (XNYS)	2,039,839	597,163
	Cardinal Health Inc.	2,174,906	459,579
*	Edwards Lifesciences Corp.	5,367,927	429,864
	Becton Dickinson & Co.	2,631,711	413,784
	Agilent Technologies Inc.	2,614,077	297,953
	GE HealthCare Technologies Inc.	4,001,587	284,833
*	IQVIA Holdings Inc.	1,568,437	267,481
*	Biogen Inc.	1,356,328	248,656
	Zoetis Inc.	1,755,676	207,538
	Labcorp Holdings Inc.	761,512	203,179
	STERIS plc	906,408	200,434
	Quest Diagnostics Inc.	1,015,433	199,005
	Humana Inc.	1,114,620	193,264
	Zimmer Biomet Holdings Inc.	1,808,334	163,510
*,1	Medline Inc. Class A	3,104,247	138,139
*	Waters Corp.	453,329	135,001
*	Centene Corp.	2,272,628	74,406
			32,050,760
Industrials (16.3%)
	Caterpillar Inc.	4,299,998	3,046,377
	RTX Corp.	12,405,719	2,393,063
	American Express Co.	4,442,299	1,343,707
	Deere & Co.	2,371,556	1,335,897
	Union Pacific Corp.	5,484,361	1,330,616
	Honeywell International Inc.	5,874,984	1,327,923
	General Electric Co.	4,604,450	1,306,605
	Lockheed Martin Corp.	2,126,185	1,285,045
	Eaton Corp. plc	3,589,602	1,283,893
	Accenture plc Class A	5,685,608	1,127,399
	Capital One Financial Corp.	5,746,424	1,048,320
	Parker-Hannifin Corp.	1,166,358	1,044,170

		Shares	Market Value ($000)
	Northrop Grumman Corp.	1,311,629	894,846
	Trane Technologies plc	2,045,568	852,470
	General Dynamics Corp.	2,249,127	771,945
	Automatic Data Processing Inc.	3,721,366	756,107
	Johnson Controls International plc	5,656,984	740,782
	3M Co.	4,867,929	706,969
	CSX Corp.	17,186,612	705,510
	FedEx Corp.	1,955,711	696,585
	Cummins Inc.	1,276,951	687,025
	Emerson Electric Co.	5,194,214	680,546
	United Parcel Service Inc. Class B (XNYS)	6,874,892	676,352
	Illinois Tool Works Inc.	2,530,474	658,657
	CRH plc	6,176,122	649,234
	L3Harris Technologies Inc.	1,726,321	595,840
	Norfolk Southern Corp.	2,075,592	595,695
	PACCAR Inc.	4,860,465	561,384
	AMETEK Inc.	2,116,286	453,647
*	Keysight Technologies Inc.	1,587,775	448,340
	United Rentals Inc.	582,208	424,173
	Ferguson Enterprises Inc.	1,807,345	421,581
	Carrier Global Corp.	7,338,855	413,251
	Westinghouse Air Brake Technologies Corp.	1,576,015	393,862
	Rockwell Automation Inc.	1,038,394	372,659
	Ingersoll Rand Inc. (XYNS)	3,619,437	289,989
	Otis Worldwide Corp.	3,592,706	276,926
	Paychex Inc.	2,985,939	275,065
	Xylem Inc.	2,247,185	268,539
	Dover Corp.	1,246,496	259,832
*	Teledyne Technologies Inc.	428,011	258,951
*	Fiserv Inc.	4,448,381	248,220
	PayPal Holdings Inc. (XNGS)	5,214,781	235,865
	Fidelity National Information Services Inc.	4,754,325	223,025
	PPG Industries Inc.	2,065,602	220,772
	Synchrony Financial	3,212,611	218,522
	Equifax Inc.	1,111,600	200,166
	Veralto Corp.	2,176,171	192,417
*	Corpay Inc.	614,305	178,757
	Expeditors International of Washington Inc.	1,233,865	176,726
	Packaging Corp. of America	824,533	174,982
	Snap-on Inc.	479,729	174,247
	Martin Marietta Materials Inc.	278,598	164,005
	Fortive Corp.	2,845,337	157,290
	Dow Inc.	3,261,459	135,840
	Global Payments Inc. (XNYS)	1,959,555	131,878
[1]	Sunbelt Rentals Holdings Inc.	1,922,837	125,157
	Hubbell Inc.	245,711	120,580
*	Trimble Inc.	1,080,760	70,498
			36,808,724
Real Estate (2.7%)
	Prologis Inc.	8,558,501	1,131,263
	American Tower Corp.	4,307,673	743,418
	Digital Realty Trust Inc.	3,175,828	572,316
	Simon Property Group Inc.	2,853,081	532,185
	Public Storage	1,459,856	395,446
*	CBRE Group Inc. Class A	2,728,013	369,537
	Ventas Inc.	4,389,744	358,993
	Crown Castle Inc.	4,030,276	327,702
	Iron Mountain Inc.	2,597,436	265,302
	Realty Income Corp.	4,308,988	263,624
	Extra Space Storage Inc.	1,951,474	255,897
	VICI Properties Inc. (XNYS)	9,170,343	250,534
	AvalonBay Communities Inc.	1,308,742	213,783
	Equity Residential	3,314,999	196,082
	Weyerhaeuser Co.	3,330,288	81,359
	Essex Property Trust Inc.	297,900	72,092
	Invitation Homes Inc.	2,674,510	66,461
			6,095,994

		Shares	Market Value ($000)
Technology (8.0%)
	Micron Technology Inc.	10,401,895	3,514,176
	International Business Machines Corp.	8,669,603	2,101,425
*	Intel Corp.	36,931,011	1,629,765
	Analog Devices Inc.	4,511,963	1,435,436
	QUALCOMM Inc.	9,859,741	1,269,737
	Applied Materials Inc.	3,667,296	1,253,445
	Corning Inc.	7,136,538	970,355
	Texas Instruments Inc.	4,193,998	814,223
	Salesforce Inc.	4,113,807	767,924
	TE Connectivity plc	2,712,019	566,866
	Dell Technologies Inc. Class C	2,777,615	455,890
	Western Digital Corp.	1,566,759	423,793
*	Strategy Inc.	2,903,170	362,316
	Roper Technologies Inc.	951,283	336,621
	Microchip Technology Inc.	5,001,328	323,136
	Hewlett Packard Enterprise Co.	12,281,309	292,418
	Cognizant Technology Solutions Corp. Class A	4,420,217	271,180
*	ON Semiconductor Corp.	3,641,699	225,494
*	Zoom Communications Inc.	2,331,801	187,453
	NetApp Inc. (XNGS)	1,773,813	181,621
	HP Inc.	8,452,580	162,374
	SS&C Technologies Holdings Inc.	1,897,318	128,202
	Qnity Electronics Inc.	968,881	111,789
	Leidos Holdings Inc.	584,045	90,831
	CDW Corp.	596,005	72,129
*	Tyler Technologies Inc.	99,123	33,938
	Gen Digital Inc. (XNGS)	366	7
			17,982,544
Telecommunications (3.4%)
	Cisco Systems Inc.	32,854,149	2,549,153
	AT&T Inc.	64,701,211	1,875,688
	Verizon Communications Inc.	35,082,684	1,761,151
	Comcast Corp. Class A	33,158,079	951,969
	T-Mobile US Inc.	2,036,801	427,789
*,1	Charter Communications Inc. Class A	760,688	164,217
			7,729,967
Utilities (5.9%)
	NextEra Energy Inc.	18,255,865	1,695,605
	Southern Co.	10,168,361	981,450
	Duke Energy Corp.	7,190,443	941,517
	Waste Management Inc.	3,726,900	856,404
	Constellation Energy Corp.	2,845,986	794,742
	American Electric Power Co. Inc.	4,998,770	655,239
	Sempra	6,032,297	586,158
	Dominion Energy Inc.	8,121,915	502,097
	Vistra Corp.	3,131,551	470,766
	Entergy Corp.	4,186,681	470,416
	Xcel Energy Inc.	5,765,999	458,051
	Exelon Corp.	9,330,462	457,379
	Republic Services Inc.	1,855,216	406,329
	Consolidated Edison Inc.	3,338,730	377,878
	Public Service Enterprise Group Inc.	4,609,530	373,141
	WEC Energy Group Inc.	3,008,590	348,305
	PG&E Corp.	19,783,773	347,601
	Ameren Corp.	2,554,746	280,818
	CenterPoint Energy Inc.	6,034,041	260,429
	Edison International	3,556,398	260,257
	FirstEnergy Corp.	5,067,287	256,709
	PPL Corp.	6,596,580	251,989
	American Water Works Co. Inc.	1,804,221	245,536
	Eversource Energy	3,470,386	240,428
	DTE Energy Co.	1,631,477	238,555
	CMS Energy Corp.	2,832,018	219,708
	Alliant Energy Corp.	2,376,566	170,542
	NiSource Inc.	2,211,423	103,185

		Shares	Market Value ($000)
	Evergy Inc.	1,008,608	82,625
			13,333,859
Total Common Stocks (Cost $155,794,801)			224,170,602
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[2,3]	Vanguard Market Liquidity Fund, 3.687% (Cost $1,102,450)	11,025,612	1,102,451
Total Investments (99.9%) (Cost $156,897,251)			225,273,053
Other Assets and Liabilities—Net (0.1%)			186,739
Net Assets (100%)			225,459,792
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $34,207.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $35,649 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2026	257	84,434	(1,008)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Bank of America Corp.	2/1/2027	CITNA	134,554	(4.490)	4,385	—
Citigroup Inc.	8/31/2027	BANA	109,924	(4.380)	—	(1,108)
Global Payments Inc.	8/31/2026	BANA	16,941	(4.299)	—	(843)
Goldman Sachs Group Inc.	8/31/2027	BANA	114,755	(4.454)	480	—
JPMorgan Chase & Co.	8/31/2027	BANA	495,414	(4.426)	—	(2,478)
Kroger Co.	2/1/2027	GSI	74,490	(3.640)	—	(2,243)
NetApp Inc.	8/31/2026	BANA	5,269	(4.320)	—	(159)
NextEra Energy Inc.	2/1/2027	GSI	92,820	(3.640)	—	(81)
PayPal Holdings Inc.	8/31/2026	BANA	147,753	(4.357)	1,145	—
Raymond James Financial Inc.	2/1/2027	CITNA	7,364	(4.140)	29	—
VICI Properties Inc.	8/31/2026	BANA	18,445	(4.338)	464	—
VICI Properties Inc.	2/1/2027	CITNA	696	(4.090)	24	—
					6,527	(6,912)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.
GSI—Goldman Sachs International.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of March 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	224,170,602	—	—	224,170,602
Temporary Cash Investments	1,102,451	—	—	1,102,451
Total	225,273,053	—	—	225,273,053
Derivative Financial Instruments
Assets
Swap Contracts	—	6,527	—	6,527
Liabilities
Futures Contracts[1]	(1,008)	—	—	(1,008)
Swap Contracts	—	(6,912)	—	(6,912)
Total	(1,008)	(6,912)	—	(7,920)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.